Contract Balances, Performance Obligations and Contract Costs	6 Months Ended
Jul. 31, 2025
Contract Balances, Performance Obligations and Contract Costs
Contract Balances, Performance Obligations and Contract Costs

Note 19 – Contract Balances, Performance Obligations and Contract Costs

Deferred Revenue

The following table presents the changes in the deferred revenue balance as follows:

Deferred
Revenue
Balance at January 31, 2025	105,208
Recognition of previously deferred revenue	(61,934)
Deferral of revenue	70,194
Increases from business combinations, net	3,296
Effect of movements in foreign exchange	1,411
Balance at July 31, 2025	118,175
Current	116,870
Long-term	1,305

Performance Obligations

As of July 31, 2025, approximately $553.8 million of revenue is expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) at the end of the reporting period. We expect to recognize revenue on approximately 80% of these remaining performance obligations over the next 24 months with the balance recognized thereafter.

Contract Assets

The following table presents the changes in the contract assets balance as follows:

Contract
Assets
Balance at January 31, 2025	7,421
Transfers to trade receivables from contract assets	(2,627)
Increases as a result of revenue recognized during the period, net of amounts transferred to trade receivables	456
Effect of movements in foreign exchange	25
Balance at July 31, 2025	5,275

Contract Costs

Capitalized contract costs net of accumulated amortization is $ 21.9 million at July 31, 2025 ($19.0 million at January 31, 2025). Capitalized contract costs are amortized consistent with the pattern of transfer to the customer for the goods and services to which the asset relates. For the three and six month periods ended July 31, 2025, the amount of amortization included in sales and marketing expenses was $2.1 million and $4.1 million, respectively, and $1.7 million and $3.4 million for the same periods in fiscal 2025, respectively. For both the three and six month periods ended July 31, 2025 and July 31, 2024, there was no impairment loss in relation to the capitalized contract costs.